Short-term Loans Receivable (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 06, 2023	Sep. 27, 2021	Apr. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Short-term Loans Receivable (Details) [Line Items]
Notes receivable				$ 8,564,000
ReReceived repayment amount				1,499,000
Interest amount				$ 51,000
Accrued interest rate, percentage				12.00%
Loans receivable				$ 7,126,000	$ 0
Interest income earned				500,759	$ 31,000
Purchase price of system software	$ 7,850,000	$ 8,000,000
Accrued interest	$ 7,766,000	508,000		$ 26,000
Due date			Jun. 01, 2021
Loan Agreement [Member]
Short-term Loans Receivable (Details) [Line Items]
ReReceived repayment amount		492,000
Interest amount		$ 5,000
Accrued interest rate, percentage			12.00%
Aggregate principal amount			$ 1,000,000